Debt Financing (Details) (USD $)	Sep. 30, 2014	Dec. 31, 2013 Predecessor	Sep. 30, 2014 AeroTurbine facility	Sep. 30, 2014 Senior Debt Obligations	Dec. 31, 2013 Senior Debt Obligations Predecessor	Sep. 30, 2014 Secured Debt aircraft	Dec. 31, 2013 Secured Debt Predecessor	Sep. 30, 2014 Secured Debt Senior bonds issued August 2010	Dec. 31, 2013 Secured Debt Senior bonds issued August 2010 Predecessor	Aug. 20, 2010 Secured Debt Senior bonds issued August 2010 Predecessor	Sep. 30, 2014 Secured Debt ECA and Ex-Im financings	Dec. 31, 2013 Secured Debt ECA and Ex-Im financings Predecessor	Sep. 30, 2014 Secured Debt Institutional term loans	Dec. 31, 2013 Secured Debt Institutional term loans Predecessor	Dec. 31, 2013 Secured Debt Bank debt Predecessor	Sep. 30, 2014 Secured Debt Temescal facility	Sep. 30, 2014 Secured Debt Camden facility	Sep. 30, 2014 Secured Debt AeroTurbine facility	Mar. 06, 2014 Secured Debt 2014 Secured Term Loan Predecessor Subsidiary borrower	Sep. 30, 2014 Unsecured Debt	Dec. 31, 2013 Unsecured Debt Predecessor	Sep. 30, 2014 Unsecured Debt Senior unsecured bonds and medium-term notes	Dec. 31, 2013 Unsecured Debt Senior unsecured bonds and medium-term notes Predecessor	Sep. 30, 2014 Unsecured Debt Senior bonds issued May 2014 AerCap Ireland Capital Limited and AerCap Global Aviation Trust	May 31, 2014 Unsecured Debt Senior bonds issued May 2014 AerCap Ireland Capital Limited and AerCap Global Aviation Trust	Sep. 30, 2014 Unsecured Debt 5% senior notes due October 2021 AerCap Ireland Capital Limited and AerCap Global Aviation Trust	Sep. 29, 2014 Unsecured Debt Acquisition Notes ILFC	Sep. 30, 2014 Subordinated debt	Dec. 31, 2013 Subordinated debt Predecessor
Debt financings and information regarding the collateral provided for secured debt
Debt outstanding, gross								$ 2,550,000,000	$ 3,900,000,000		$ 1,348,970,000	$ 1,746,144,000	$ 2,250,000,000	$ 750,000,000	$ 1,811,705,000	$ 1,143,375,000	$ 159,826,000	$ 315,289,000				$ 14,630,020,000	$ 12,269,522,000	$ 2,600,000,000		$ 800,000,000		$ 1,000,000,000	$ 1,000,000,000
Fair value adjustment						321,449,000														1,093,378,000								(239,000)
Deferred debt discount							(5,058,000)														(31,456,000)
Secured debt financing, net		8,202,791,000				8,088,909,000	8,202,791,000
Unsecured debt financing, net		12,238,066,000																		15,723,398,000	12,238,066,000
Debt financing, net	24,812,068,000	21,440,857,000		23,812,307,000	20,440,857,000																							999,761,000	1,000,000,000
Non-recourse debt															173,500,000
Face amount of debt										3,900,000,000									1,500,000,000					2,600,000,000	2,600,000,000	800,000,000	800,000,000
Collateral pledged, Number of Aircraft						490
Collateral amount						12,000,000,000
Outstanding balance before fair value adjustment			$ 315,300,000			$ 7,800,000,000